THE VARIABLE ANNUITY CONTRACT
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY

AND

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

BRIGHTHOUSE ACCUMULATION ANNUITY

SUPPLEMENT DATED APRIL 30, 2018
TO THE PROSPECTUS DATED MAY 1, 2017


This supplement updates certain information contained in your last prospectus dated May 1, 2017 for the Brighthouse Accumulation Annuity variable annuity contract issued by Brighthouse Life Insurance Company (Brighthouse or we or us). We no longer offer the contract to new purchasers. You should read and retain this supplement with your contract.

The contract has a single investment choice. We may add additional Investment Options in the future.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 60% Portfolio


INQUIRIES. If you need more information, please contact our Annuity Service Office at:

Annuity Service Office
PO Box 10366
Des Moines, IA 50306-0366
(866) 414-3259

ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Option and other contract-related documents.

Contact the Annuity Service Office for more information and to enroll.

FEE TABLES AND EXAMPLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or, if additional Investment Options are added in the future, transfer Account Value between Investment Options. State premium taxes of 0% to 3.5% may also be deducted.


Owner Transaction Expenses Table
Withdrawal Charge (Note 1)                           2%
(as a percentage of Purchase Payment withdrawn)
Transfer Fee (Note 2)                              $25
(First 12 per year)                                $ 0

Note 1. If an amount withdrawn during the first seven Contract Years is determined to include the withdrawal of any portion of the Purchase Payment, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses--Withdrawal Charge.")


Number of Complete Years from                    Withdrawal Charge
Contract Date                    (% of Purchase Payment withdrawn)
------------------------------- ----------------------------------
   0                                            2
   1                                            2
   2                                            2
   3                                            2
   4                                            2
   5                                            2
   6                                            2
   7 and thereafter                             0

Note 2. Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. Brighthouse is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Option fees and expenses.


Separate Account Annual Expenses
------------------------------------------------------------------------------
(as a percentage of average Account Value in the Separate Account)(Note 3)
Annual Mortality and Expense Charge                                            0.70%
 Current Preservation and Growth Rider (PGR) Fee Rate (Note 4)                 1.40%
 Maximum Preservation and Growth Rider (PGR) Fee Rate (Note 4)                 1.80%
 Maximum Total Separate Account Annual Expenses Including Maximum PGR Charge   2.50%

Note 3. Separate Account Annual Expenses are not assessed during the Annuity Period of the contract.

Note 4. The PGR Fee Rate applied to your contract during any Contract Year will be less than or equal to the Maximum PGR Fee Rate. Your initial PGR Fee Rate was equal to the current PGR Fee Rate on the date the application for the contract was signed and is stated in your contract. The Maximum PGR Fee Rate will not increase. If you elect an Optional Step Up, your PGR Fee Rate may increase to any rate less than or equal to the Maximum PGR Fee Rate. (See "Living Benefit--Preservation and Growth Rider--Optional Step Up" and "Expenses--Separate Account Annual Expenses--Preservation and Growth Rider Fee Rate.")


The next table shows the total operating expenses charged by Investment Options which you may pay periodically during the time you own the contract. There is only one Investment Option available during the Accumulation Period. An Investment Option may impose a redemption fee in the future. More detail concerning an Investment Option's fees and expenses is contained in the prospectus for an Investment Option and in the following tables.


Total Annual Portfolio Expenses                                0.79%(1)
------------------------------------------------------------
(expenses that are deducted from Investment Option assets,
including management fees, 12b-1/service fees, and other
expenses)

Note 1. The total annual portfolio expenses of the Fidelity VIP FundsManager 60% Portfolio include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses).


For information concerning compensation paid for the sale of the contracts, see "Other Information--Distributor."

INVESTMENT OPTION EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of the average daily net assets of an Investment Option)

The following table is a summary. For more complete information on Investment Option fees and expenses, please refer to the prospectus for the Investment Option. Acquired Fund Fees and Expenses are expenses incurred indirectly as a result of investing in shares of one or more underlying portfolios.


                                                                    Distribution
                                                                          and/or
                                                       Management        Service      Other
Investment Option                                             Fee   (12b-1) Fees   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 60% Portfolio               0.25%          --           --
  Fidelity VIP Government Money Market Portfolio        0.18%          --          0.10%



                                                        Acquired       Total                   Net Total
                                                       Fund Fees      Annual       Fee Waiver     Annual
                                                             and   Operation   and/or Expense  Operating
Investment Option                                       Expenses    Expenses    Reimbursement   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 60% Portfolio              0.54%       0.79%          0.05%         0.74%
  Fidelity VIP Government Money Market Portfolio         --        0.28%           --           0.28%

Notes:
------

The information shown in the table above was provided by the Investment Portfolios. Certain Investment Options and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue through at least April 30, 2019. These arrangements can be terminated with respect to an Investment Portfolio only with the approval of the board of directors or trustees of that Investment Option. Please see the Investment Options' prospectuses for additional information regarding these arrangements.

The Fidelity VIP FundsManager 60% Portfolio is a "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


3. INVESTMENT OPTIONS


At this time the contract offers two Investment Options, the Money Market Portfolio and the Fidelity VIP FundsManager 60% Portfolio. However, the Money Market Portfolio is available only if you are a California purchaser age 60 or older and you elect to allocate your Purchase Payment to the Money Market Portfolio during the free look period, as described in "Purchase--Free Look--California Free Look Requirements for Purchasers Age 60 and Over." Additional Investment Options may be available in the future.

YOU SHOULD READ THE PROSPECTUS FOR THIS FUND CAREFULLY BEFORE INVESTING. COPIES OF THE PROSPECTUS WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. You can obtain copies of the fund prospectus by calling us at: (866) 414-3259. You can also obtain information about the fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov. Certain funds described in the fund prospectus may not be available with your contract.

A summary of advisers, subadvisers, and investment objectives for the Investment Options are listed below. The investment objectives and policies of an Investment Option may be similar to the investment objectives and policies of other mutual funds that certain of the portfolio investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Option may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OPTION. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF AN INVESTMENT OPTION.


INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 60%          Seeks high total return.                  FMR Co., Inc.
 Portfolio
Fidelity VIP Government Money Market   Seeks as high a level of current income   Fidelity Management & Research
 Portfolio                             as is consistent with preservation of     Company
                                       capital and liquidity.                    Subadviser: Fidelity Investments
                                                                                 Money Management, Inc.

MONEY MARKET PORTFOLIO. You may not choose to allocate or transfer Account Value to the Money Market Portfolio except as follows: you may elect to allocate your Purchase Payment to the Money Market Portfolio only during the free look period and only if you are a California purchaser age 60 or older, as described in "Purchase--Free Look--California Free Look Requirements for Purchasers Age 60 and Over."

OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. (Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company.) BHF, through its subsidiaries and affiliates, is a provider of insurance and financial services. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Options and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


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